Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Annual growth factor management fees after 2016	2.00%
Utilization rate of fleet	98.90%
Amortization of deferred drydock and special survey costs	$ 13,340,000	$ 12,263,000	$ 9,581,000
Amortization and write-off of deferred financing costs	4,524,000	4,061,000	5,384,000
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT	340
Capitalized interest costs	$ 5,154,000	$ 2,334,000	$ 1,831,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Push boats and barges
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	84 months